UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Mutual Fund

[photo of the Arkansas River - tall grass on both sides - clouds in the sky]

Annual report for the year ended October 31, 2007

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders	1
The value of a long-term perspective	3
Feature article
Helping the baby boom generation to retire	6
Summary investment portfolio	12
Financial statements	15
Board of directors and other officers	30
What makes American Funds different?	back cover

About the cover: American Mutual Fund has traditionally featured scenes of natural beauty in the United States. This photograph shows the Arkansas River that begins in Lake County near Leadville, Colorado, flowing east and southeast through Kansas, Oklahoma and Arkansas. At 1,469 miles, it is the sixth longest river in the United States and the second longest tributary in the Mississippi-Missouri system.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	8.93%	12.76%	7.54%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.58%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 23 and 24 for details.

The fund’s 30-day yield for Class A shares as of November 30, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 2.06% (2.03% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 1.88%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 27.

[photo of a field - mountains in the background and clouds in the sky]

Fellow shareholders:

We continue to be pleased with the fund’s long-term relative and absolute results. For the 10-year period ending October 31, 2007, and for its 57-year lifetime, the fund has outpaced the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of large company U.S. stocks. As the chart on pages 10 and 11 shows, American Mutual Fund (AMF) has also fallen less than the S&P 500 in all 12 major declines of 15% or more since the fund began operations in 1950. Of course, there have been periods when the fund has lagged the S&P 500, particularly in strong markets, like the last 12 months.

For the 12 months ended October 31, 2007, AMF produced a total return of 12.2%, in line with its lifetime compound annual return of 12.4%. The S&P 500 had a total return of 14.6% for the period.

AMF’s total return assumes reinvestment of all income dividends and the capital gain distribution in December 2006 of 71 cents a share. During the 2007 fiscal year, the fund paid regular income dividends totaling 61 cents a share. The fund increased the dividend in December 2006 from 14 cents to 15 cents, and then from 15 cents to 16 cents in September 2007, making the rate 14% higher than a year ago. With these increases, AMF’s income return continues to exceed that of the S&P 500.

Economic review

The U.S. economy continued to slow, weakened by a credit crunch, a troubled housing industry with subprime mortgage defaults and the potential for further difficulties for banks, financial service companies and hedge funds who invested in subprime mortgage products. Higher energy prices added to business and consumer costs. Pressured by weak results for the financial sector and some energy and consumer discretionary companies, third-quarter earnings of S&P 500 companies reflected a sharp deterioration from the strong pattern of growth in recent years. Yet a number of large U.S. corporations with exposure to overseas markets, including many technology and energy companies, posted strong earnings. Gross domestic product grew at an annual rate of 4.9% for the third quarter of calendar 2007, helped by exports and consumer spending.

[Begin Sidebar]
Dividends paid in calendar 2007

For tax purposes, here are the income dividends Class A shareholders received in calendar 2007.

Income dividends per share:

$0.15 paid 3/26/07
$0.15 paid 6/18/07
$0.16 paid 9/24/07
$0.16 to be paid on 12/17/07

A Form 1099-DIV, which provides the information you will need to prepare your federal income tax return for 2007, will be mailed to you with your American Funds Tax Guide in late January 2008.
[End Sidebar]

The Federal Reserve cut its key interest rate to 4.50% from 5.25% in two moves, first in September and then in October, to help markets return to more orderly functioning. On November 29, Fed chairman Ben Bernanke warned of “a further tightening of financial conditions,” adding that current stresses in financial markets made the uncertainty surrounding the economic outlook “even greater than usual.” Further interest rate cuts are probable. While this unsettled economic outlook may persist well into next year, we are hopeful of an improving environment later in 2008.

[photo of a small lake]
Portfolio review

American Mutual Fund focuses on the balanced accomplishment of its three objectives — current income, growth of capital and conservation of principal. It strives to achieve this goal by investing in established, well-managed companies that have a history of growing revenues and profits. It also primarily invests in companies that pay dividends. To learn how this approach can be used in a retirement income plan, see our feature story on page 6.

A number of our largest industry holdings in energy and information technology were main contributors to the fund’s results during the past fiscal year. Of the fund’s 25 top contributors, almost one-third were in the energy industry. Seven of the fund’s 10 largest holdings produced above-market returns, including Bank of New York (35.9%), Hewlett Packard (33.4%), Microsoft (28.2%), IBM (25.8%), AT&T (22.8%), General Electric (17.3%) and Abbott Laboratories (15.0%).

Three of our largest holdings — Citigroup (–16.5%), Bank of America (–10.4%) and Fannie Mae (–3.8%) — detracted from results because of fallout from the subprime mortgage lending failures. We believe that these three companies are good long-term investments and that they have solid franchises. We remain hopeful that the U.S. economy will avoid a recession. But the economic slowdown, which officially began in the second quarter of 2006, still has longer to go.

We thank our long-term investors for their faith in American Mutual Fund and welcome the new investors who have joined the fund recently.

Cordially,

/s/ James K. Dunton

James K. Dunton
President

December 5, 2007

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

Results of a $10,000 investment in American Mutual Fund

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

For more than 57 years, American Mutual Fund has been providing investors with an opportunity to achieve their financial goals. A meaningful way to compare the fund’s results with the return on other investments is through its total return.

Total return is a combination of income return and capital results. This chart illustrates an assumed $10,000 investment in American Mutual Fund from February 21, 1950 — when the fund began operations — through October 31, 2007. The table beneath the chart shows the fund’s total return in each of the 57 fiscal years, broken down into its income and capital components.

As you can see, during this period a $10,000 investment in the fund, with all dividends reinvested, would have grown to $8,200,608.3

You can use this table to estimate how the value of your own holding has grown over the years. Let’s say, for example, that you have been reinvesting all your dividends and want to know how your investment has done since the end of 1997. At the time, the table indicates the value of the investment illustrated here was $3.7 million. Since then, it has more than doubled to over $8.2 million. Thus, in the same period, the value of your 1997 investment — regardless of its size — also has more than doubled.

Average annual total returns
based on a $1,000 investment
(for periods ended October 31, 2007)*
	1 year	5 years	10 years

Class A shares	5.74%	11.90%	7.78%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 23 to 24 for details.

[begin mountain chart]

Value added by reinvestment of dividends

Date	American Mutual Fund with dividends reinvested[3]	American Mutual Fund with dividends excluded[5]

02/21/50	9,426	9,426
07/13/50	9,004	8,918
10/07/50	10,274	10,075
10/31/50	10,018	9,708
10/31/51	12,234	11,334
07/16/52	13,421	12,181
10/31/52	13,164	11,710
03/19/53	14,577	12,882
09/14/53	13,004	11,256
10/31/53	14,076	12,009
10/31/54	19,261	15,876
09/23/55	26,727	21,627
10/31/55	25,050	20,087
08/02/56	31,861	25,028
10/31/56	29,652	23,142
12/31/56	30,831	24,062
10/22/57	26,773	20,267
10/31/57	28,050	21,241
01/02/58	27,933	20,944
09/30/58	34,818	25,718
10/31/58	36,140	26,511
08/03/59	43,480	31,294
10/31/59	41,489	29,668
12/31/59	43,319	30,977
09/28/60	40,277	27,959
10/31/60	40,865	28,371
10/31/61	54,348	36,806
12/12/61	57,113	38,678
06/25/62	42,687	28,545
10/31/62	46,572	30,677
10/31/63	61,289	39,309
10/31/64	71,355	44,625
06/28/65	70,430	43,509
10/31/65	79,919	48,769
12/17/65	82,334	50,242
10/07/66	71,747	42,538
10/31/66	77,646	46,067
01/04/67	79,886	47,052
09/25/67	98,623	57,321
10/31/67	92,836	53,558
03/25/68	89,187	51,057
10/31/68	109,586	61,257
11/29/68	115,011	64,289
10/09/69	98,399	53,023
10/31/69	103,216	55,651
05/26/70	78,408	41,363
10/31/70	93,358	48,100
04/29/71	120,955	61,139
10/31/71	112,886	55,961
11/23/71	106,468	52,779
08/23/72	128,118	61,708
10/31/72	125,226	59,737
12/11/72	136,043	64,897
08/22/73	112,151	51,865
10/31/73	124,800	57,130
03/14/74	126,331	57,130
10/03/74	91,007	38,810
10/31/74	105,122	44,985
12/06/74	96,877	41,457
07/15/75	138,200	56,926
10/31/75	132,196	53,330
12/05/75	130,346	52,584
09/21/76	174,044	67,986
10/31/76	167,379	64,276
12/31/76	182,661	70,144
10/31/77	176,434	64,554
01/26/78	175,846	63,480
09/12/78	229,322	80,818
10/31/78	198,947	69,119
10/05/79	257,885	86,418
10/31/79	232,805	76,959
10/15/80	315,866	100,651
10/31/80	303,585	95,432
06/23/81	350,366	107,612
09/25/81	317,838	96,442
10/31/81	334,117	99,943
08/10/82	334,437	93,802
10/22/82	434,703	120,458
10/31/82	426,438	118,168
01/03/83	444,289	120,550
10/10/83	562,833	149,553
10/31/83	544,917	143,286
11/29/83	564,778	148,509
07/24/84	507,745	128,657
10/31/84	577,161	144,417
01/04/85	583,499	144,219
07/17/85	704,992	170,303
10/31/85	701,836	167,598
09/04/86	936,477	216,971
10/31/86	913,072	209,413
08/25/87	1,136,870	253,230
10/19/87	886,283	195,646
10/31/87	960,889	212,116
12/04/87	893,638	197,270
06/22/88	1,071,388	229,884
10/31/88	1,081,202	227,085
01/03/89	1,071,656	220,598
10/31/89	1,299,788	259,386
12/13/89	1,346,639	268,736
10/31/90	1,239,346	235,204
01/09/91	1,280,467	238,543
08/28/91	1,533,066	279,429
10/31/91	1,544,414	278,500
12/10/91	1,500,849	267,729
08/03/92	1,715,846	299,703
10/31/92	1,690,017	292,156
12/04/92	1,720,976	294,489
10/15/93	2,018,685	335,881
10/31/93	2,004,864	333,581
11/01/93	2,003,137	333,294
04/04/94	1,902,057	313,572
10/31/94	2,039,874	326,417
12/08/94	1,968,379	311,824
10/19/95	2,505,170	386,113
10/31/95	2,473,446	381,224
01/10/96	2,579,741	394,322
10/21/96	2,965,119	442,248
10/31/96	2,940,742	438,613
12/16/96	2,977,645	440,717
10/07/97	3,809,732	552,257
10/31/97	3,652,205	529,422
01/09/98	3,718,525	535,657
04/17/98	4,289,166	613,976
10/31/98	4,205,471	594,159
11/23/98	4,395,647	621,027
12/14/98	4,240,060	595,287
10/31/99	4,584,199	631,823
11/16/99	4,643,616	640,013
03/07/00	3,918,147	536,579
10/31/00	4,639,429	620,069
05/21/01	5,217,427	686,711
09/21/01	4,560,805	591,103
10/31/01	4,811,535	623,599
03/19/02	5,400,265	694,828
10/09/02	3,957,009	500,364
10/31/02	4,406,372	557,186
03/11/03	4,149,192	521,398
10/31/03	5,257,312	648,807
11/18/03	5,200,587	641,807
10/06/04	5,895,199	713,980
10/31/04	5,825,570	705,547
11/02/04	5,823,249	705,266
08/03/05	6,444,871	770,270
10/31/05	6,279,702	746,895
12/31/05	6,489,117	768,159
10/26/06	7,359,693	857,928
10/31/06	7,309,525	852,080
03/05/07	7,416,422	860,226
07/19/07	8,390,997	963,860
10/31/07	8,200,608	937,203

Date	Standard & Poor’s 500 Composite Index with dividends reinvested[4]

02/21/50	10,000
3/9/1950	9,980
10/24/1950	12,242
10/31/1950	12,023
12/4/1950	11,810
10/15/1951	15,620
10/31/1951	15,125
11/24/1951	14,703
8/8/1952	17,629
10/31/1952	17,157
1/5/1953	18,855
9/14/1953	16,653
10/31/1953	18,185
11/17/1953	17,970
10/6/1954	25,456
10/31/1954	24,752
11/1/1954	24,838
9/23/1955	36,907
10/31/1955	34,492
11/1/1955	34,443
8/2/1956	41,741
10/31/1956	38,605
7/15/1957	42,684
10/22/1957	34,205
10/31/1957	36,167
12/18/1957	34,818
10/13/1958	47,125
10/31/1958	47,009
11/25/1958	46,725
8/3/1959	56,925
10/31/1959	54,385
1/5/1960	57,427
10/25/1960	51,038
10/31/1960	52,268
11/1/1960	52,806
10/31/1961	69,287
12/12/1961	73,541
6/26/1962	53,780
10/31/1962	59,004
11/1/1962	59,630
10/28/1963	80,093
10/31/1963	79,835
11/22/1963	75,088
10/12/1964	94,552
10/31/1964	94,408
6/28/1965	92,427
10/27/1965	105,817
10/31/1965	106,023
2/9/1966	108,804
10/7/1966	86,547
10/31/1966	95,134
11/22/1966	94,505
9/25/1967	118,979
10/31/1967	115,082
3/5/1968	108,692
10/21/1968	132,432
10/31/1968	130,788
11/29/1968	137,411
7/29/1969	115,515
10/31/1969	126,935
11/10/1969	128,357
5/26/1970	92,108
10/31/1970	112,877
11/18/1970	112,254
4/28/1971	143,982
10/31/1971	131,895
11/23/1971	126,198
8/14/1972	161,027
10/31/1972	160,791
1/11/1973	174,099
8/22/1973	148,093
10/31/1973	160,825
11/1/1973	159,934
10/3/1974	96,094
10/31/1974	114,517
12/6/1974	101,201
7/15/1975	152,757
10/31/1975	144,279
12/5/1975	141,160
9/21/1976	180,440
10/31/1976	173,368
12/31/1976	182,351
10/25/1977	159,782
10/31/1977	162,890
3/6/1978	156,091
9/12/1978	197,202
10/31/1978	173,229
11/14/1978	172,001
10/5/1979	217,506
10/31/1979	200,011
3/27/1980	196,407
10/15/1980	275,888
10/31/1980	264,126
11/28/1980	292,265
9/25/1981	243,451
10/31/1981	265,623
8/12/1982	233,339
10/20/1982	320,276
10/31/1982	308,890
11/23/1982	307,088
10/10/1983	415,677
10/31/1983	395,213
1/6/1984	412,027
7/24/1984	368,402
10/31/1984	420,380
12/13/1984	411,175
7/17/1985	509,869
10/31/1985	501,639
11/4/1985	505,418
9/4/1986	691,048
10/31/1986	668,098
8/25/1987	943,691
10/19/1987	632,928
10/31/1987	710,847
12/4/1987	634,197
10/21/1988	827,986
10/31/1988	815,773
11/16/1988	771,471
10/9/1989	1,087,429
10/31/1989	1,030,770
7/16/1990	1,143,973
10/11/1990	924,581
10/31/1990	953,671
11/7/1990	959,977
8/28/1991	1,275,819
10/31/1991	1,272,350
11/29/1991	1,221,224
9/14/1992	1,415,354
10/31/1992	1,398,929
11/4/1992	1,393,683
10/15/1993	1,611,215
10/31/1993	1,607,499
2/2/1994	1,667,508
4/4/1994	1,526,617
10/31/1994	1,669,519
12/8/1994	1,579,580
10/19/1995	2,140,536
10/31/1995	2,110,427
11/1/1995	2,120,298
10/18/1996	2,635,548
10/31/1996	2,618,637
11/1/1996	2,613,067
10/7/1997	3,713,963
10/31/1997	3,459,189
11/12/1997	3,426,436
7/17/1998	4,535,102
10/31/1998	4,219,865
11/3/1998	4,266,609
7/16/1999	5,497,678
10/31/1999	5,302,788
3/24/2000	5,967,503
10/12/2000	5,229,586
10/31/2000	5,625,358
11/6/2000	5,636,338
9/21/2001	3,842,757
10/31/2001	4,225,243
1/4/2002	4,686,796
10/9/2002	3,141,633
10/31/2002	3,587,381
03/11/03	3,264,697
10/31/03	4,333,074
11/20/2003	4,262,720
2/11/2004	4,794,947
10/31/2004	4,740,913
11/1/2004	4,742,213
8/3/2005	5,293,460
10/31/2005	5,154,100
11/1/2005	5,135,952
10/26/2006	6,037,882
10/31/2006	5,995,606
11/3/2006	5,936,256
10/9/2007	6,930,573
10/31/2007	6,868,057

Year	Month	Consumer Price Index
1950	28-Feb	$ 10,000
	31-Oct	$ 10,468
1951	11/50	$ 10,511
	31-Oct	$ 11,149
1952	28-Feb	$ 11,191
	31-Aug	$ 11,362
	31-Oct	$ 11,362
1953	28-Feb	$ 11,277
	31-Oct	$ 11,489
1954	31-Jan	$ 11,447
	30-Apr	$ 11,404
	31-Oct	$ 11,404
1955	12/54	$ 11,362
	30-Sep	$ 11,447
	31-Oct	$ 11,447
1956	12/55	$ 11,404
	31-Oct	$ 11,702
1957	11/56	$ 11,702
	31-Jul	$ 12,043
	31-Oct	$ 12,043
1958	11/57	$ 12,085
	31-Jul	$ 12,340
	31-Oct	$ 12,298
1959	12/58	$ 12,298
	31-Oct	$ 12,511
1960	31-Jan	$ 12,468
	31-Oct	$ 12,681
1961	11/60	$ 12,681
	31-Jul	$ 12,766
	31-Oct	$ 12,766
1962	11/61	$ 12,766
	30-Sep	$ 12,936
	31-Oct	$ 12,936
1963	11/62	$ 12,936
	31-Oct	$ 13,106
1964	11/63	$ 13,106
	31-Jul	$ 13,234
	31-Oct	$ 13,234
1965	11/64	$ 13,277
	31-Oct	$ 13,489
1966	11/65	$ 13,489
	31-Oct	$ 14,000
1967	11/66	$ 14,000
	31-Oct	$ 14,340
1968	11/67	$ 14,383
	31-Oct	$ 15,021
1969	11/68	$ 15,064
	31-Oct	$ 15,872
1970	11/69	$ 15,957
	31-Oct	$ 16,766
1971	11/70	$ 16,851
	31-Oct	$ 17,404
1972	11/71	$ 17,404
	31-Oct	$ 18,000
1973	11/72	$ 18,043
	31-Oct	$ 19,404
1974	11/73	$ 19,532
	31-Oct	$ 21,745
1975	11/74	$ 21,915
	31-Oct	$ 23,362
1976	11/75	$ 23,532
	31-Oct	$ 24,638
1977	11/76	$ 24,681
	31-Oct	$ 26,213
1978	11/77	$ 26,340
	31-Oct	$ 28,553
1979	11/78	$ 28,681
	31-Oct	$ 32,000
1980	11/79	$ 32,298
	31-Oct	$ 36,085
1981	11/80	$ 36,383
	31-Oct	$ 39,745
1982	11/81	$ 39,872
	31-Oct	$ 41,787
1983	12/82	$ 41,532
	31-Oct	$ 42,979
1984	11/83	$ 43,064
	31-Oct	$ 44,809
1985	11/84	$ 44,809
	31-Oct	$ 46,255
1986	4	$ 46,213
	31-Oct	$ 46,936
1987	11/86	$ 46,979
	31-Oct	$ 49,064
1988	11/87	$ 49,106
	31-Oct	$ 51,149
1989	11/88	$ 51,191
	31-Oct	$ 53,447
1990	11/89	$ 53,574
	31-Oct	$ 56,809
1991	11/90	$ 56,936
	31-Oct	$ 58,468
1992	11/91	$ 58,638
	31-Oct	$ 60,340
1993	12/92	$ 60,383
	31-Oct	$ 62,000
1994	11/93	$ 62,043
	31-Oct	$ 63,617
1995	11/94	$ 63,702
	31-Oct	$ 65,404
1996	12/95	$ 65,319
	31-Oct	$ 67,362
1997	11/96	$ 67,489
	31-Oct	$ 68,766
1998	12/97	$ 68,638
	31-Oct	$ 69,787
1999	12/98	$ 69,745
	31-Oct	$ 71,574
2000	11/99	$ 71,617
	31-Oct	$ 74,043
2001	12/00	$ 74,043
	9/01	$ 75,872
	31-Oct	$ 75,617
2002	12/01	$ 75,192
	31-Oct	$ 77,149
2003	12/02	$ 76,979
	9/03	$ 78,809
	31-Oct	$ 78,723
2004	16-Dec	$ 78,426
	10/31/2004	$ 81,234
2005	12/16/2004	$ 80,979
	10/31/2005	$ 84,766
2006	12/16/2005	$ 83,745
	8/16/2006	$ 86,766
	10/31/2006	$ 85,872
2007	11/16/2006	$ 85,745
	10/15/2007	$ 88,911
	10/31/2007	$ 88,909 (6)

Year ended October 31	1950 [7]	1951	1952	1953	1954	1955	1956
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	$0.3	0.5	0.5	0.6	0.6	0.7	0.8
Value at year-end	$10.0	12.2	13.2	14.1	19.3	25.1	29.7
Dividends excluded[9]	$0.3	0.5	0.5	0.5	0.5	0.5	0.6
Value at year-end	$9.7	11.3	11.7	12.0	15.9	20.1	23.1

Annual percentage returns assuming reinvestment of dividends
Income return	3.1%	5.3	4.3	4.4	4.4	3.5	3.2
Capital results	(2.9)	16.8	3.3	2.5	32.4	26.6	15.2
AMF total return	0.2	22.1	7.6	6.9	36.8	30.1	18.4

Year ended October 31	1957	1958	1959	1960	1961	1962	1963
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	0.9	1.0	1.0	1.2	1.3	1.4	1.5
Value at year-end	28.1	36.1	41.5	40.9	54.3	46.6	61.3
Dividends excluded[9]	0.7	0.8	0.8	0.9	0.9	0.9	1.0
Value at year-end	21.2	26.5	29.7	28.4	36.8	30.7	39.3

Annual percentage returns assuming reinvestment of dividends
Income return	3.1	3.6	2.9	2.9	3.1	2.5	3.3
Capital results	(8.5)	25.2	11.9	(4.4)	29.9	(16.8)	28.3
AMF total return	(5.4)	28.8	14.8	(1.5)	33.0	(14.3)	31.6

Year ended October 31	1964	1965	1966	1967	1968	1969	1970
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	1.7	1.8	2.3	2.6	3.2	3.8	4.2
Value at year-end	71.4	79.9	77.6	92.8	109.6	103.2	93.4
Dividends excluded[9]	1.1	1.1	1.4	1.5	1.8	2.1	2.2
Value at year-end	44.6	48.8	46.1	53.6	61.3	55.7	48.1

Annual percentage returns assuming reinvestment of dividends
Income return	2.8	2.6	2.8	3.3	3.4	3.4	4.0
Capital results	13.6	9.4	(5.6)	16.3	14.6	(9.2)	(13.6)
AMF total return	16.4	12.0	(2.8)	19.6	18.0	(5.8)	(9.6)

Year ended October 31	1971	1972	1973	1974	1975	1976	1977
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	4.4	4.7	5.1	7.3	7.3	7.9	8.6
Value at year-end	112.9	125.2	124.8	105.1	132.2	167.4	176.4
Dividends excluded[9]	2.2	2.3	2.4	3.3	3.1	3.1	3.2
Value at year-end	56.0	59.7	57.1	45.0	53.3	64.3	64.6

Annual percentage returns assuming reinvestment of dividends
Income return	4.7	4.2	4.0	5.8	6.9	6.0	5.1
Capital results	16.2	6.7	(4.3)	(21.6)	18.9	20.6	0.3
AMF total return	20.9	10.9	(0.3)	(15.8)	25.8	26.6	5.4

Year ended October 31	1978	1979	1980	1981	1982	1983	1984
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	10.0	11.3	13.9	16.4	26.8	26.2	26.6
Value at year-end	198.9	232.8	303.6	334.1	426.4	544.9	577.2
Dividends excluded[9]	3.6	3.9	4.5	5.0	7.8	7.1	6.9
Value at year-end	69.1	77.0	95.4	99.9	118.2	143.3	144.4

Annual percentage returns assuming reinvestment of dividends
Income return	5.7	5.7	6.0	5.4	8.0	6.2	4.9
Capital results	7.1	11.3	24.4	4.7	19.6	21.6	1.0
AMF total return	12.8	17.0	30.4	10.1	27.6	27.8	5.9

Year ended October 31	1985	1986	1987	1988	1989	1990	1991
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	30.1	34.1	39.3	50.0	59.9	66.1	71.8
Value at year-end	701.8	913.1	960.9	1,081.2	1,299.8	1,239.3	1,544.4
Dividends excluded[9]	7.4	8.0	8.9	10.8	12.3	13.0	13.4
Value at year-end	167.6	209.4	212.1	227.1	259.4	235.2	278.5

Annual percentage returns assuming reinvestment of dividends
Income return	5.2	4.9	4.3	5.2	5.5	5.1	5.8
Capital results	16.4	25.2	0.9	7.3	14.7	(9.8)	18.8
AMF total return	21.6	30.1	5.2	12.5	20.2	(4.7)	24.6

Year ended October 31	1992	1993	1994	1995	1996	1997	1998
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	67.5	70.9	76.5	83.2	90.2	95.0	104.1
Value at year-end	1,690.0	2,004.9	2,039.9	2,473.4	2,940.7	3,652.2	4,205.5
Dividends excluded[9]	12.0	12.1	12.5	13.1	13.7	14.0	14.9
Value at year-end	292.2	333.6	326.4	381.2	438.6	529.4	594.2

Annual percentage returns assuming reinvestment of dividends
Income return	4.4	4.2	3.8	4.1	3.6	3.2	2.9
Capital results	5.0	14.4	(2.1)	17.2	15.3	21.0	12.2
AMF total return	9.4	18.6	1.7	21.3	18.9	24.2	15.1

Year ended October 31	1999	2000	2001	2002	2003	2004	2005
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	110.5	132.2	145.4	121.4	115.8	105.4	112.3
Value at year-end	4,584.2	4,639.4	4,811.5	4,406.4	5,257.3	5,825.6	6,279.7
Dividends excluded[9]	15.5	18.0	19.2	15.6	14.5	12.9	13.5
Value at year-end	631.8	620.1	623.6	557.2	648.8	705.5	746.9

Annual percentage returns assuming reinvestment of dividends
Income return	2.6	2.9	3.1	2.5	2.6	2.0	1.9
Capital results	6.4	(1.7)	0.6	(10.9)	16.7	8.8	5.9
AMF total return	9.0	1.2	3.7	(8.4)	19.3	10.8	7.8

Year ended October 31	2006	2007
Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	135.1	157.0
Value at year-end	7,309.5	8,200.6
Dividends excluded[9]	15.9	18.2
Value at year-end	852.1	937.2

Annual percentage returns assuming reinvestment of dividends
Income return	2.2	2.1
Capital results	14.2	10.1
AMF total return	16.4	12.2

Average annual total return for AMF’s lifetime

3.93%
8.40%
12.33%

The results shown are before taxes on fund distributions and sale of fund shares.

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 8.5% prior to July 1, 1988.

[3]Includes reinvested capital gain distributions totaling $3,403,242 in the years 1950-2007 and reinvested dividends. The total “cost” of this investment was $2,291,928 ($10,000 plus $2,281,928 in reinvested dividends).

[4]The S&P 500 is unmanaged, does not reflect sales charges, commissions or expenses.
[5]Includes reinvested capital gain distributions taken in shares totaling $549,233 but does not reflect income dividends taken in cash.
[6]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. It would take $88,909 to buy today what $10,000 bought when the fund began.
[7]For the period February 21, 1950 (when the fund began operations), through October 31, 1950.
[8]Includes special dividends of $1,691 in 1974, $989 in 1975, $7,524 in 1982, $3,967 in 1983, $6,064 in 1988, $9,850 in 1989, $9,497 in 1990 and $8,996 in 1991.
[9]Includes special dividends of $746 in 1974, $407 in 1975, $2,251 in 1982, $1,099 in 1983, $1,339 in 1988, $2,069 in 1989, $1,895 in 1990 and $1,707 in 1991.

[photo of the Arkansas River - stones on one side, tall grass on the other - clouds in the sky]

[Begin Photo Caption]
[photo of James B. Lovelace]
James B. Lovelace
[End Photo Caption]

[Begin Photo Caption]
[photo of James K. Dunton]
James K. Dunton
[End Photo Caption]

[Begin Photo Caption]
[photo of Joyce E. Gordon]
Joyce E. Gordon
[End Photo Caption]

[Begin Photo Caption]
[photo of R. Michael Shanahan]
R. Michael Shanahan
[End Photo Caption]

[photo of a woman leaning against a railing looking out into a field]
Helping the baby boom generation to retire

The nation’s first “baby boomer,” a retired teacher from Maryland, applied for Social Security benefits on October 15, 2007. Kathleen Casey-Kirschling was born one second after midnight on January 1, 1946. As a result, she became the first baby boomer to apply for benefits of a generation of nearly 80 million born from 1946 to 1964. She will be eligible to receive payments after she turns 62 early next year.

This is just the beginning of what demographers are calling “America’s silver tsunami.” The Social Security Administration estimates more than 10,000 Americans a day will become eligible for benefits over the next two decades.

But few Americans will be able to live well on Social Security benefits alone. Besides pensions, most will need to rely on a diversified portfolio of investments in their company retirement plans or individual retirement accounts. They will also be facing new uncertainties of retirement income planning. In this article, we will take a close look at the new challenges of providing retirement income and why American Mutual Fund can be a key investment for the new generation of retirees.

A changing retirement landscape

A structural shift is changing the landscape of retirement. Traditionally, Social Security and defined benefit plans provided retirees with a financial safety net. Employers and the government bore the costs and risks of supplying lifetime retirement benefits, and retirees received checks in the mail.

Today, the long-term viability of Social Security has been questioned by experts in government funding. Dedicated sources of government revenue seem inadequate for financing the benefits promised to future retirees. At the same time, a growing number of companies are freezing their defined benefit plans and replacing them with 401(k) plans, which do not promise any guaranteed return but depend on the results of the investments in the plan.

Personal savings, therefore, are becoming the primary source of income for most current and future retirees. With this structural change of responsibility comes the transfer of two critical risks from institutions to individuals: investment risk and longevity risk.

The new uncertainties of retirement

Investment risk remains a concern for many shareholders, both before and after retirement. Many baby boomers look at the last 50 years and assume that the stock market will always go up, but there can be a lot of ups and downs along the way — and the beginning and ending points of an index can’t tell you if the ride was smooth or bumpy. If an investment portfolio goes through a stretch of bad returns early, it can be devastating to the long-term health of the investments.

[Begin Sidebar]
American Mutual Fund’s portfolio counselors

American Mutual Fund’s four portfolio counselors have an average 35.5 years of investment experience.* The knowledge and wisdom they have accumulated over the years have helped them manage your fund through many stock market cycles.

Years of investment
Portfolio counselor	experience*

James K. Dunton	45
R. Michael Shanahan	43
Joyce E. Gordon	28
James B. Lovelace	26

*Years of experience as of January 1, 2008
[End Sidebar]

[photo of the Arkansas River - tall grass on both sides - clouds in the sky]

Several new variables add to the uncertainty of retirement. Investors will have to make assumptions about how many years they expect to live, what investment return they need to make, how much to withdraw for monthly expenses, and estimates on what future inflation and tax rates might be. If they estimate wrong, each of these assumptions could cause retirees to run out of money too soon. That’s why it’s important to work out a retirement income plan with a knowledgeable and trusted financial adviser.

Longevity risk — the chance of living longer than expected — must be recognized, managed and incorporated into all retirement income planning. Why? According to a recent report by the Society of Actuaries, if a husband and wife are each 65 years old, there is a 50.3% chance that one spouse could live another 25 years and reach the ripe age of 90. With each passing decade, as medical advances extend life expectancy rates, these probabilities will continue to climb.

Why American Mutual Fund could fit into a retirement income plan

American Mutual Fund can be an especially good fit for a retirement income plan because of its conservative investment approach. The fund focuses on the balanced pursuit of three objectives: current income, growth of capital and conservation of principal. It seeks to achieve these objectives by investing in established, well-managed companies that have a history of growing revenues and profits. Another important point: The fund primarily invests in companies that pay dividends to shareholders. It has offered growth with stability.

The importance of dividends for baby boomers

“If you are retired and living on your income, your main financial danger is that you start eating into your principal for living expenses too soon and run out of money,” says Jim Dunton, president and principal executive officer of the fund. “So the more you get an adequate stream of income — like dividend payments — the less you have to worry about eroding your principal.”

[Begin Sidebar]
Fund results shown are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Above-average returns with less volatility

American Mutual Fund has met its objectives. If we look back 10 years, as shown at right, the fund has provided slightly higher returns than the three benchmarks the fund uses to measure its results. It accomplished this while showing lower volatility than the three benchmarks.

For the 10-year period ended October 31, 2007

	Average annual total return	Volatility

AMF	8.43%	10.73

S&P 500	7.10	14.62

Lipper
Growth and Income
Funds Index	6.92	12.82

Lipper
Multi-Cap Value
Funds Index	7.99	13.94

Sources: Stocks — Standard & Poor’s Corporation, Lipper.

Volatility is calculated at net asset value by Lipper using annualized standard deviation (based on monthly returns), a measure of how returns over time have varied from the mean; a lower number signifies lower volatility. Standard & Poor’s 500 Composite Index is an unmanaged index of 500 large-company stocks selected to represent the stock market. The Lipper Multi-Cap Value Funds Index is an equally weighted index of the 30 largest mutual funds following a value approach to investing in companies of various sizes. The Lipper Growth and Income Funds Index is an equally weighted index of the 30 largest mutual funds that combine a growth of earnings orientation and an income requirement for dividends.
[End Sidebar]

[Begin Sidebar]
If you are retired and living on your income, your main financial danger is that you start eating into your principal for living expenses too soon and run out of money. So the more you get an adequate stream of income — like dividend payments — the less you have to worry about eroding your principal.
— James K. Dunton
[End Sidebar]

“AMF provides a way to participate in the growth of the stock market, and while doing that, be less exposed to stock market volatility than many other funds,” says Jim Lovelace, a portfolio counselor for the fund. “This is very beneficial for retired people or others who are withdrawing money from the fund for living expenses or college costs for children. The content and pattern of the total return is at least as important as the absolute level of returns. When you withdraw a fixed dollar amount from an investment that has decreased in value, you will need to withdraw a larger number of shares. As a result, you don’t have as many shares left to participate in any future recovery.” (As the farmers say, you have been eating your seed corn during the difficult times.) So a fund that seeks to deliver consistent investment returns with as little fluctuation as possible can be very helpful.

The chart on this page shows that AMF — a growth-and-income fund since inception — has experienced lower volatility (fewer ups and downs) in its total return than Standard & Poor’s 500 Composite Index and both Lipper funds indexes. The time period involved was the 10-year period ended October 31, 2007.

Why AMF has been less volatile

Why does AMF exhibit less volatility? When solid companies pay dividends that offer above-average yields, their downside risk is often muted, Jim Dunton explains. “When the market starts going down, a dividend-paying stock’s yield starts rising. Very often the stock price of a solid company stops declining because the stock’s dividend yield alone has become sufficiently attractive to investors compared with alternative investments. When you put together a whole portfolio of solid, dividend-paying stocks, the entire portfolio can be similarly insulated.”

As the chart on pages 10 and 11 shows, AMF has fallen less than the stock market in all 12 stock market declines of 15% or more since the fund began operations in 1950. Of course, there have been periods when the fund has lagged the S&P 500, particularly in strong markets.

[Begin Sidebar]
How American Mutual Fund has fared during market declines*

Total returns for AMF and S&P 500. (S&P 500 assumes monthly reinvestment of dividends.)

[begin bar chart/time line]
				Total returns (%)
				AMF	S&P 500
Jan. 5, 1953	-	Sept. 14, 1953	Korean War ends; recession begins	(9.7)	(11.7)
Aug. 2, 1956	-	Oct. 22, 1957	Egypt seizes Suez Canal	(16.0)	(18.1)
Dec. 12, 1961	-	June 26, 1962	Stocks hit postwar highs; Kennedy confronts steel industry	(25.0)	(26.9)
Feb. 9, 1966	-	Oct. 7, 1966	Economy overheats, interest rates and taxes rise	(15.1)	(20.5)
Nov. 29, 1968	-	May 26, 1970	Vietnam War sparks civil unrest, recession	(31.8)	(33.0)
Jan. 11, 1973	-	Oct. 3, 1974	OPEC oil embargo; Watergate scandal; Nixon resigns	(32.2)	(44.8)
Sept. 21, 1976	-	March 6, 1978	Carter warns of impending energy crisis	3.1	(13.5)
Nov. 28, 1980	-	Aug. 12, 1982	Record-high interest rates provoke recession	3.5	(20.2)
Aug. 25, 1987	-	Dec. 4, 1987	Overvalued stocks trigger market crash	(21.4)	(32.8)
July 16, 1990	-	Oct. 11, 1990	Iraq invades Kuwait	(12.1)	(19.2)
July 17, 1998	-	Aug. 31, 1998	“Asian flu” spreads to Russia, igniting global economic fears	(12.1)	(19.1)
March 24, 2000	-	Oct. 9, 2002	Internet bubble bursts; terrorist strike on U.S.	(7.1)	(47.4)
[end bar chart/time line]

*Major stock market declines are defined as a decline in price of 15% or more without dividends reinvested. There have been periods in which the fund has lagged the S&P 500, particularly in strong markets.
[End Sidebar]

The necessity of careful risk management for baby boomers

Careful risk management has been important to the fund’s long-term investment track record, says Jim Dunton. With dividends reinvested, AMF has lost value in a fiscal year only two times in the past 30 years, and these were relatively small losses (–4.7% in 1990 and –8.4% in 2002). The stock market decline from March 2000 to October 2002 provides a clear example of how the fund’s risk management approach can benefit shareholders. During those tumultuous 31 months, the return of the S&P 500 was –47%. AMF’s was only –7%. Over a full market cycle from the low of August 1998 to the low of October 2002, the S&P 500’s total return was –14%; in contrast, AMF gained nearly 5%.

“One of our objectives is not to lose your money,” says Jim Dunton. “We try to make as much money as we can without moving too far out on the risk spectrum. Our goal has been to manage a portfolio that doesn’t scare the daylights out of investors during sharp market fluctuations. We try to avoid having our shareholders panic because if they do, they might get out of the market at the wrong time and then miss the subsequent upside.”

AMF focuses on industry leaders that are well positioned and have good market share. “When you are withdrawing money in a retirement portfolio, you want the stability that is inherent in large companies that are also industry leaders,” says Jim Dunton. “We are not dealing with start-ups, untested companies or companies with dubious balance sheets. We maintain a concentration in tried and true, proven companies.”

Striving for diversification and lower risk through a multiple manager system

Continuity of management, a consistent investment style and diversification have been key elements in AMF’s long-term investment results and have lowered its risk profile. All three result from the fund’s long-time approach to investment management known as the multiple portfolio counselor system.

Blending the best attributes of individualism and teamwork, the system developed by the fund’s investment adviser, Capital Research and Management Company, provides stability, flexibility and continuity. Under this system, the majority of AMF’s portfolio is divided among four portfolio counselors who manage their portion of the assets as if they were managing an independent portfolio. A fifth portion — about 25% of the fund’s assets — is managed by 18 financial analysts who are industry specialists.

[Begin Sidebar]
AMF provides a way to participate in the growth of the stock market, and while doing that, be less exposed to stock market volatility than many other funds. This is very beneficial for retired people or others who are withdrawing money from the fund for living expenses or college costs for children.
 — Jim Lovelace
[End Sidebar]

The multiple portfolio counselor system allows portfolio counselors to concentrate on their “highest conviction” ideas. With four portfolio counselors and a group of financial analysts making investment decisions, no one person’s investment decisions can dominate the fund’s portfolio strategy. Over the years, this has led to a more stable and consistent investment approach.

It has also had the effect of reducing the volatility of the fund. “We diversify the fund by selecting different types of stocks and also by selecting portfolio counselors who have different investing styles, backgrounds and locations,” says Jim Dunton. “Not all counselors are producing strong results at the same time. When one counselor may be running into a rough patch, another may be providing excellent returns. Some do well in bull markets and others do well in down markets. These different styles spread out the risk.”

The value of experience in lowering risk

The fund’s portfolio counselors and analysts have a depth of experience that few funds can match. AMF’s four portfolio counselors have a combined total investment experience of 142 years. Individual counselors average 35 years of investment experience. “When you have been following an industry or the market for 20, 30 or 40 years, you have a perspective that others just don’t have,” says Joyce Gordon, a veteran portfolio counselor. “You are not likely to panic at the bottom of a market cycle or at the top.”

AMF’s cautious, risk-averse approach has worked for more than 57 years and is poised to serve as a good foundation for baby boomers who use it in their retirement income plans for decades to come.

Summary investment portfolio, October 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent of net assets

Financials	13.21%
Industrials	12.86
Consumer discretionary	10.13
Information technology	12.66
Health care	10.63
Other industries	30.20
Short-term securities & other assets less liabilities	10.31
[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 89.69%		(000)	assets

Energy - 7.02%
Chevron Corp.	2,183,304	$199,794	.94%
ConocoPhillips	2,200,000	186,912	.88
Devon Energy Corp.	2,000,000	186,800	.88
Marathon Oil Corp.	5,353,600	316,558	1.49
Other securities		600,836	2.83
		1,490,900	7.02

Materials - 3.78%
Air Products and Chemicals, Inc.	1,850,000	181,023	.86
MeadWestvaco Corp.	5,000,000	168,200	.79
Other securities		452,362	2.13
		801,585	3.78

Industrials - 12.86%
Avery Dennison Corp.	3,375,000	195,412	.92
General Electric Co.	14,250,000	586,530	2.76
Norfolk Southern Corp.	5,082,000	262,485	1.24
R.R. Donnelley & Sons Co.	6,092,500	245,467	1.16
United Parcel Service, Inc., Class B	3,550,000	266,605	1.26
United Technologies Corp.	4,100,000	314,019	1.48
Other securities		858,316	4.04
		2,728,834	12.86

Consumer discretionary - 10.13%
Johnson Controls, Inc.	5,520,000	241,334	1.14
Lowe's Companies, Inc.	7,731,600	207,903	.98
Royal Caribbean Cruises Ltd.	4,400,000	188,672	.89
YUM! Brands, Inc.	4,580,000	184,437	.87
Other securities		1,327,269	6.25
		2,149,615	10.13

Consumer staples - 6.62%
H.J. Heinz Co.	4,053,700	189,632	.89
Kimberly-Clark Corp.	2,410,000	170,845	.81
PepsiCo, Inc.	3,210,000	236,641	1.12
Walgreen Co.	4,300,000	170,495	.80
Wal-Mart Stores, Inc.	4,000,000	180,840	.85
Other securities		456,244	2.15
		1,404,697	6.62

Health care - 10.63%
Abbott Laboratories	6,300,000	344,106	1.62
Bristol-Myers Squibb Co.	9,182,200	275,374	1.30
Eli Lilly and Co.	4,205,000	227,701	1.07
Medtronic, Inc.	3,707,000	175,860	.83
Merck & Co., Inc.	4,250,000	247,605	1.17
Pfizer Inc	7,165,000	176,331	.83
Wyeth	3,698,000	179,834	.85
Other securities		629,241	2.96
		2,256,052	10.63

Financials - 13.21%
American International Group, Inc.	2,829,000	178,567	.84
Bank of America Corp.	7,365,000	355,582	1.68
Bank of New York Mellon Corp.	6,741,050	329,300	1.55
Citigroup Inc.	9,335,000	391,137	1.84
Fannie Mae	5,558,096	317,034	1.50
Freddie Mac	3,630,700	189,631	.89
JPMorgan Chase & Co.	4,546,000	213,662	1.01
Other securities		828,032	3.90
		2,802,945	13.21

Information technology - 12.66%
Hewlett-Packard Co.	6,600,000	341,088	1.61
Intel Corp.	9,100,000	244,790	1.15
International Business Machines Corp.	4,510,000	523,701	2.47
Microchip Technology Inc.	7,356,625	244,019	1.15
Microsoft Corp.	13,930,000	512,763	2.42
Oracle Corp. (1)	9,600,000	212,832	1.00
Other securities		606,550	2.86
		2,685,743	12.66

Telecommunication services - 5.14%
AT&T Inc.	9,644,097	403,027	1.90
Embarq Corp.	5,214,250	275,938	1.30
Sprint Nextel Corp., Series 1	10,260,000	175,446	.82
Other securities		237,002	1.12
		1,091,413	5.14

Utilities - 6.35%
Ameren Corp.	3,953,680	213,736	1.01
Exelon Corp.	2,548,400	210,957	.99
Questar Corp.	3,000,000	171,240	.81
Other securities		751,219	3.54
		1,347,152	6.35

MISCELLANEOUS - 1.29%
Other common stocks in initial period of acquisition		272,992	1.29

Total common stocks (cost: $13,994,527,000)		19,031,928	89.69

	Principal
	amount
Short-term securities - 10.33%	(000)

Abbott Laboratories 4.71% due 11/6/2007 (2)	$43,000	42,966	.20
Bank of America Corp. 5.40%-5.45% due 11/5-12/11/2007	65,000	64,700	.31
Citigroup Funding Inc. 5.28% due 11/16/2007	75,000	74,818	.35
Federal Home Loan Bank 4.38%-4.90% due 11/16/2007-3/12/2008	212,200	210,476	.99
Freddie Mac 4.561%-4.91% due 11/26-12/21/2007	125,248	124,612	.59
General Electric Co. 4.77%-5.26% due 11/19/2007	89,400	89,153	.42
Hewlett-Packard Co. 4.75%-5.07% due 11/16-12/14/2007 (2)	139,400	138,730	.65
IBM Corp. 5.11%-5.13% due 11/14-11/27/2007 (2)	61,500	61,331	.29
International Lease Finance Corp. 4.73%-5.21% due 11/16/2007-1/23/2008	107,300	106,608	.50
JPMorgan Chase & Co. 4.95%-5.06% due 12/11/2007-3/24/2008	185,900	183,398	.87
Procter & Gamble Co. 4.75%-5.00% due 12/14/2007 (2)	52,200	51,880
Procter & Gamble International Funding S.C.A. 4.74%-5.22% due 11/5/2007-2/26/2008 (2)	247,000	245,738	1.40
Wal-Mart Stores, Inc. 4.72% due 12/11/2007 (2)	50,000	49,714	.24
Other securities		748,097	3.52

Total short-term securities (cost: $2,192,087,000)		2,192,221	10.33

Total investment securities (cost: $16,186,614,000)		21,224,149	100.02
Other assets less liabilities		(3,654)	(0.02)

Net assets		$21,220,495	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933.
May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $1,035,395,000, which represented
4.88% of the net assets of the fund.

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at October 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $16,186,614)		$21,224,149
Cash		67
Receivables for:
Sales of investments	25,967
Sales of fund's shares	18,949
Dividends and interest	26,513	71,429
		21,295,645
Liabilities:
Payables for:
Purchases of investments	37,247
Repurchases of fund's shares	21,397
Investment advisory services	4,045
Services provided by affiliates	9,734
Directors' deferred compensation	2,677
Other	50	75,150
Net assets at October 31, 2007		$21,220,495

Net assets consist of:
Capital paid in on shares of capital stock		$15,274,670
Undistributed net investment income		142,145
Undistributed net realized gain		766,145
Net unrealized appreciation		5,037,535
Net assets at October 31, 2007		$21,220,495

Total authorized capital stock - 1,000,000 shares, $0.001 par value (678,876 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$17,808,703	569,227	31.29
Class B	755,470	24,321	31.06
Class C	921,767	29,731	31.00
Class F	572,485	18,345	31.21
Class 529-A	258,688	8,279	31.25
Class 529-B	46,441	1,491	31.14
Class 529-C	77,231	2,481	31.13
Class 529-E	14,304	459	31.17
Class 529-F	7,836	250	31.28
Class R-1	14,256	458	31.10
Class R-2	161,456	5,199	31.06
Class R-3	228,486	7,338	31.14
Class R-4	70,301	2,251	31.23
Class R-5	283,071	9,046	31.29
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $33.20 and $33.16, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended October 31, 2007	(dollars in thousands)

Investment income:
Income:

Dividends (net of non-U.S.	$421,292
taxes of $352)
Interest	119,526	$540,818

Fees and expenses(*):
Investment advisory services	52,131
Distribution services	61,453
Transfer agent services	13,758
Administrative services	3,986
Reports to shareholders	527
Registration statement and prospectus	636
Postage, stationery and supplies	1,442
Directors' compensation	873
Auditing and legal	133
Custodian	106
State and local taxes	152
Other	114
Total fees and expenses before reimbursements/waivers	135,311
Less reimbursements/waivers of fees and expenses:
Investment advisory services	5,213
Administrative services	86
Total fees and expenses after reimbursements/waivers		130,012
Net investment income		410,806

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments	909,949
Net unrealized appreciation on investments	973,349
Net realized gain and
unrealized appreciation
on investments		1,883,298
Net increase in net assets resulting
from operations		$2,294,104

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended October 31, 2007	Year ended October 31, 2006
Operations:
Net investment income	$410,806	$391,122
Net realized gain on investments
	909,949	464,290
Net unrealized appreciation
on investments	973,349	1,810,456
Net increase in net assets
resulting from operations	2,294,104	2,665,868

Dividends and distributions paid to
shareholders:
Dividends from net investment income	(391,275)	(338,729)
Distributions from net realized gain
on investments	(463,340)	(624,432)
Total dividends and distributions paid
to shareholders	(854,615)	(963,161)

Net capital share transactions	741,397	1,017,074

Total increase in net assets	2,180,886	2,719,781

Net assets:
Beginning of year	19,039,609	16,319,828
End of year (including
undistributed
net investment income: $142,145 and $122,711, respectively)	$21,220,495	$19,039,609

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives – current income, growth of capital and conservation of principal – through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Taxation– Dividend income is recorded net of non-U.S. taxes paid.

2.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended October 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2007, the fund reclassified $97,000 from undistributed net investment income and $47,255,000 from undistributed net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$144,821
Undistributed long-term capital gain	771,641
Gross unrealized appreciation on investment securities	5,417,402
Gross unrealized depreciation on investment securities	(384,617)
Net unrealized appreciation on investment securities	5,032,785
Cost of investment securities	16,191,364

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended October 31, 2007			Year ended October 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$342,770	$389,742	$732,512	$297,477	$528,869	$826,346
Class B	9,168	16,908	26,076	7,926	22,893	30,819
Class C	10,541	19,696	30,237	8,646	25,853	34,499
Class F	10,540	12,069	22,609	9,073	16,577	25,650
Class 529-A	4,530	5,132	9,662	3,461	5,968	9,429
Class 529-B	491	979	1,470	399	1,235	1,634
Class 529-C	805	1,550	2,355	618	1,884	2,502
Class 529-E	212	281	493	160	326	486
Class 529-F	140	133	273	92	119	211
Class R-1	156	406	562	164	463	627
Class R-2	1,782	3,362	5,144	1,358	3,907	5,265
Class R-3	3,686	5,283	8,969	3,276	6,962	10,238
Class R-4	1,203	1,317	2,520	995	1,773	2,768
Class R-5	5,251	6,482	11,733	5,084	7,603	12,687
Total	$391,275	$463,340	$854,615	$338,729	$624,432	$963,161

3.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services–The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.225% on such assets in excess of $21 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended October 31, 2007, total investment advisory services fees waived by CRMC were $5,213,000. As a result, the fee shown on the accompanying financial statements of $52,131,000, which was equivalent to an annualized rate of 0.255%, was reduced to $46,918,000, or 0.230% of average daily net assets.:

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended October 31, 2007, the total administrative services fees paid by CRMC were $86,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended October 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$39,689	$13,157	Not applicable	Not applicable	Not applicable
Class B	7,374	601	Not applicable	Not applicable	Not applicable
Class C	8,767	Included in administrative services	$1,024	$122	Not applicable
Class F	1,347		525	39	Not applicable
Class 529-A	488		205	24	$ 237
Class 529-B	439		38	9	44
Class 529-C	715		62	13	71
Class 529-E	65		11	1	13
Class 529-F	-		6	1	7
Class R-1	140		17	8	Not applicable
Class R-2	1,133		217	489	Not applicable
Class R-3	1,137		320	136	Not applicable
Class R-4	159		89	8	Not applicable
Class R-5	Not applicable		246	4	Not applicable
Total	$61,453	$13,758	$2,760	$854	$372

Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $873,000 shown on the accompanying financial statements, includes $447,000 in current fees (either paid in cash or deferred) and a net increase of $426,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2007
Class A	$1,764,245	58,027	$687,421	23,069	$(1,899,226)	(62,416)	$552,440	18,680
Class B	66,160	2,197	25,142	853	(76,860)	(2,542)	14,442	508
Class C	160,389	5,325	28,963	985	(124,676)	(4,128)	64,676	2,182
Class F	139,532	4,593	20,118	677	(119,805)	(3,951)	39,845	1,319
Class 529-A	45,897	1,515	9,661	324	(19,288)	(635)	36,270	1,204
Class 529-B	4,953	164	1,469	50	(2,861)	(95)	3,561	119
Class 529-C	15,317	508	2,355	80	(7,519)	(248)	10,153	340
Class 529-E	2,856	94	493	17	(1,207)	(40)	2,142	71
Class 529-F	2,435	80	273	9	(711)	(24)	1,997	65
Class R-1	7,271	242	560	19	(9,594)	(323)	(1,763)	(62)
Class R-2	52,002	1,724	5,138	174	(38,885)	(1,286)	18,255	612
Class R-3	63,083	2,084	8,958	303	(82,359)	(2,703)	(10,318)	(316)
Class R-4	36,688	1,214	2,514	84	(27,964)	(921)	11,238	377
Class R-5	134,294	4,392	10,808	364	(146,643)	(4,871)	(1,541)	(115)
Total net increase
(decrease)	$2,495,122	82,159	$803,873	27,008	$(2,557,598)	(84,183)	$741,397	24,984

Year ended October 31, 2006
Class A	$1,714,194	62,868	$775,912	29,137	$(1,735,608)	(63,645)	$754,498	28,360
Class B	78,339	2,894	29,732	1,126	(74,969)	(2,765)	33,102	1,255
Class C	149,275	5,516	33,091	1,254	(122,757)	(4,544)	59,609	2,226
Class F	125,608	4,612	23,118	870	(131,972)	(4,857)	16,754	625
Class 529-A	42,699	1,569	9,428	354	(14,637)	(537)	37,490	1,386
Class 529-B	5,603	207	1,633	62	(2,747)	(101)	4,489	168
Class 529-C	13,963	514	2,501	94	(7,209)	(265)	9,255	343
Class 529-E	2,585	95	485	18	(1,013)	(36)	2,057	77
Class 529-F	2,938	108	211	8	(1,103)	(40)	2,046	76
Class R-1	5,563	206	625	24	(4,349)	(159)	1,839	71
Class R-2	44,462	1,643	5,260	199	(27,668)	(1,022)	22,054	820
Class R-3	59,681	2,205	10,227	386	(48,500)	(1,788)	21,408	803
Class R-4	30,438	1,122	2,768	104	(26,702)	(979)	6,504	247
Class R-5	67,895	2,489	11,242	422	(33,168)	(1,221)	45,969	1,690
Total net increase
(decrease)	$2,343,243	86,048	$906,233	34,058	$(2,232,402)	(81,959)	$1,017,074	38,147

(1) Includes exchanges between share classes of the fund.

5.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,845,975,000 and $3,416,642,000, respectively, during the year ended October 31, 2007.

Financial highlights

		Income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (3)	Ratio of net income to average net assets (3)
Class A:
Year ended 10/31/2007	29.14	.64	2.83	3.47	(.61)	(.71)	(1.32)	31.29	12.19%	17,809	.58%	.56%	2.09%
Year ended 10/31/2006	26.52	.63	3.55	4.18	(.55)	(1.01)	(1.56)	29.14	16.40	16,044	.58	.55	2.31
Year ended 10/31/2005	25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850	.58	.56	2.06
Year ended 10/31/2004	23.17	.48	2.00	2.48	(.46)	(.09)	(.55)	25.10	10.81	12,044	.60	.60	1.97
Year ended 10/31/2003	20.20	.49	3.31	3.80	(.52)	(.31)	(.83)	23.17	19.31	9,716	.62	.62	2.32
Class B:
Year ended 10/31/2007	28.95	.40	2.80	3.20	(.38)	(.71)	(1.09)	31.06	11.28	756	1.36	1.33	1.32
Year ended 10/31/2006	26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689	1.37	1.34	1.52
Year ended 10/31/2005	24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595	1.38	1.36	1.26
Year ended 10/31/2004	23.04	.29	1.98	2.27	(.28)	(.09)	(.37)	24.94	9.92	497	1.39	1.39	1.18
Year ended 10/31/2003	20.11	.32	3.28	3.60	(.36)	(.31)	(.67)	23.04	18.32	315	1.41	1.41	1.49
Class C:
Year ended 10/31/2007	28.89	.38	2.80	3.18	(.36)	(.71)	(1.07)	31.00	11.26	922	1.41	1.38	1.27
Year ended 10/31/2006	26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796	1.42	1.40	1.46
Year ended 10/31/2005	24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666	1.44	1.42	1.19
Year ended 10/31/2004	23.01	.27	1.97	2.24	(.26)	(.09)	(.35)	24.90	9.82	500	1.47	1.46	1.09
Year ended 10/31/2003	20.09	.30	3.28	3.58	(.35)	(.31)	(.66)	23.01	18.23	267	1.49	1.49	1.39
Class F:
Year ended 10/31/2007	29.07	.62	2.83	3.45	(.60)	(.71)	(1.31)	31.21	12.14	573	.63	.60	2.05
Year ended 10/31/2006	26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495	.62	.60	2.26
Year ended 10/31/2005	25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434	.67	.65	1.97
Year ended 10/31/2004	23.12	.45	2.00	2.45	(.44)	(.09)	(.53)	25.04	10.70	324	.70	.70	1.86
Year ended 10/31/2003	20.17	.46	3.30	3.76	(.50)	(.31)	(.81)	23.12	19.14	172	.72	.72	2.14
Class 529-A:
Year ended 10/31/2007	29.11	.60	2.83	3.43	(.58)	(.71)	(1.29)	31.25	12.07	259	.68	.65	1.99
Year ended 10/31/2006	26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206	.66	.64	2.21
Year ended 10/31/2005	25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151	.70	.68	1.93
Year ended 10/31/2004	23.15	.45	2.00	2.45	(.44)	(.09)	(.53)	25.07	10.70	99	.71	.71	1.85
Year ended 10/31/2003	20.20	.47	3.31	3.78	(.52)	(.31)	(.83)	23.15	19.19	51	.67	.67	2.22
Class 529-B:
Year ended 10/31/2007	29.01	.36	2.82	3.18	(.34)	(.71)	(1.05)	31.14	11.19	46	1.48	1.46	1.19
Year ended 10/31/2006	26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40	1.50	1.47	1.38
Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32	1.55	1.53	1.09
Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.72	24	1.59	1.59	.97
Year ended 10/31/2003	20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.07	14	1.61	1.61	1.27
Class 529-C:
Year ended 10/31/2007	29.01	.36	2.81	3.17	(.34)	(.71)	(1.05)	31.13	11.17	77	1.48	1.45	1.19
Year ended 10/31/2006	26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62	1.49	1.46	1.39
Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48	1.54	1.52	1.10
Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.74	33	1.58	1.58	.98
Year ended 10/31/2003	20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.09	16	1.60	1.60	1.28
Class 529-E:
Year ended 10/31/2007	29.04	.51	2.82	3.33	(.49)	(.71)	(1.20)	31.17	11.74	14	.97	.95	1.70
Year ended 10/31/2006	26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11	.97	.95	1.90
Year ended 10/31/2005	25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8	1.02	1.00	1.61
Year ended 10/31/2004	23.10	.37	1.99	2.36	(.35)	(.09)	(.44)	25.02	10.32	6	1.06	1.06	1.50
Year ended 10/31/2003	20.16	.38	3.30	3.68	(.43)	(.31)	(.74)	23.10	18.72	3	1.07	1.07	1.80

Class 529-F:
Year ended 10/31/2007	29.13	.66	2.84	3.50	(.64)	(.71)	(1.35)	31.28	12.32	8	.47	.45	2.19
Year ended 10/31/2006	26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5	.47	.44	2.37
Year ended 10/31/2005	25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3	.64	.62	1.99
Year ended 10/31/2004	23.16	.43	2.00	2.43	(.42)	(.09)	(.51)	25.08	10.58	2	.81	.80	1.75
Year ended 10/31/2003	20.22	.43	3.32	3.75	(.50)	(.31)	(.81)	23.16	19.03	1	.82	.82	1.99
Class R-1:
Year ended 10/31/2007	28.97	.37	2.80	3.17	(.33)	(.71)	(1.04)	31.10	11.18	14	1.45	1.43	1.22
Year ended 10/31/2006	26.38	.38	3.54	3.92	(.32)	(1.01)	(1.33)	28.97	15.38	15	1.46	1.43	1.42
Year ended 10/31/2005	24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12	1.48	1.45	1.17
Year ended 10/31/2004	23.06	.26	1.99	2.25	(.25)	(.09)	(.34)	24.97	9.83	10	1.51	1.49	1.07
Year ended 10/31/2003	20.17	.26	3.33	3.59	(.39)	(.31)	(.70)	23.06	18.19	4	1.65	1.50	1.18
Class R-2:
Year ended 10/31/2007	28.94	.38	2.81	3.19	(.36)	(.71)	(1.07)	31.06	11.24	161	1.49	1.41	1.24
Year ended 10/31/2006	26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133	1.61	1.41	1.43
Year ended 10/31/2005	24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99	1.65	1.42	1.19
Year ended 10/31/2004	23.05	.27	1.99	2.26	(.27)	(.09)	(.36)	24.95	9.86	64	1.76	1.45	1.10
Year ended 10/31/2003	20.17	.29	3.28	3.57	(.38)	(.31)	(.69)	23.05	18.10	32	1.86	1.47	1.35
Class R-3:
Year ended 10/31/2007	29.01	.52	2.81	3.33	(.49)	(.71)	(1.20)	31.14	11.76	228	.97	.95	1.71
Year ended 10/31/2006	26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222	.96	.93	1.92
Year ended 10/31/2005	25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181	.98	.96	1.65
Year ended 10/31/2004	23.09	.37	1.99	2.36	(.36)	(.09)	(.45)	25.00	10.32	113	1.05	1.04	1.49
Year ended 10/31/2003	20.18	.37	3.30	3.67	(.45)	(.31)	(.76)	23.09	18.64	32	1.14	1.08	1.72
Class R-4:
Year ended 10/31/2007	29.09	.61	2.82	3.43	(.58)	(.71)	(1.29)	31.23	12.08	70	.67	.65	2.00
Year ended 10/31/2006	26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55	.68	.66	2.20
Year ended 10/31/2005	25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43	.69	.67	1.94
Year ended 10/31/2004	23.14	.46	1.99	2.45	(.44)	(.09)	(.53)	25.06	10.69	34	.70	.70	1.86
Year ended 10/31/2003	20.19	.44	3.32	3.76	(.50)	(.31)	(.81)	23.14	19.14	16	.73	.72	2.03
Class R-5:
Year ended 10/31/2007	29.14	.71	2.82	3.53	(.67)	(.71)	(1.38)	31.29	12.42	283	.37	.35	2.32
Year ended 10/31/2006	26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267	.38	.35	2.49
Year ended 10/31/2005	25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198	.39	.36	2.22
Year ended 10/31/2004	23.17	.53	2.00	2.53	(.51)	(.09)	(.60)	25.10	11.04	62	.39	.39	2.18
Year ended 10/31/2003	20.21	.54	3.29	3.83	(.56)	(.31)	(.87)	23.17	19.50	52	.41	.41	2.53

	Year ended October 31
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	19%	19%	22%	17%	24%

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the years shown,
CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of American Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of American Mutual Fund, Inc. (the “Fund”), as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 5, 2007

Tax information
                                                                                                                  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2007:

Long-term capital gains	$470,340,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$6,628,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2007
(the most recent calendar quarter-end):
	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	9.70%	12.96%	8.75%
Not reflecting CDSC	14.70	13.21	8.75

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	13.64	13.13	7.48
Not reflecting CDSC	14.64	13.13	7.48

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	15.50	14.01	8.30

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	8.84	12.66	7.88
Not reflecting maximum sales charge	15.47	14.00	9.02

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	9.52	12.76	7.96
Not reflecting CDSC	14.52	13.01	8.08

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	13.53	13.03	7.91
Not reflecting CDSC	14.53	13.03	7.91

Class 529-E shares*†— first sold 3/7/02	15.13	13.60	7.43

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	15.71	14.04	12.63

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 23 to 24 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
                                                                                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007, through October 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2007	Ending account value 10/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,025.59	$2.81	.55%
Class A -- assumed 5% return	1,000.00	1,022.43	2.80	.55
Class B -- actual return	1,000.00	1,021.22	6.72	1.32
Class B -- assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class C -- actual return	1,000.00	1,021.02	6.98	1.37
Class C -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class F -- actual return	1,000.00	1,025.40	3.06	.60
Class F -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-A -- actual return	1,000.00	1,025.13	3.32	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-B -- actual return	1,000.00	1,020.80	7.39	1.45
Class 529-B -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class 529-C -- actual return	1,000.00	1,020.50	7.38	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class 529-E -- actual return	1,000.00	1,023.34	4.79	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 529-F -- actual return	1,000.00	1,026.14	2.25	.44
Class 529-F -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 -- actual return	1,000.00	1,020.67	7.23	1.42
Class R-1 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2 -- actual return	1,000.00	1,021.16	7.13	1.40
Class R-2 -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-3 -- actual return	1,000.00	1,023.32	4.79	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 -- actual return	1,000.00	1,024.84	3.27	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5 -- actual return	1,000.00	1,026.28	1.74	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.49	1.73	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

H. Frederick Christie, 74	1972	Private investor; former President and CEO,
Chairman of the Board		The Mission Group (non-utility holding company,
(Independent and Non-Executive)		subsidiary of Southern California Edison Company)

Mary Anne Dolan, 60	1993	Founder and President, M.A.D., Inc. (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner

Martin Fenton, 72	1981	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

William D. Jones, 52	2006	President and CEO, CityLink Investment Corporation (real estate development and management)

Mary Myers Kauppila, 53	1991	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

William H. Kling, 65	2006	President, American Public Media Group

Bailey Morris-Eck, 63	1999	Director and Programming Chair, WYPR Baltimore/Washington (public radio station); Senior Adviser, Financial News (London); Senior Fellow, Institute for International Economics

Kirk P. Pendleton, 68	1998	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

Olin C. Robison, Ph.D., 71	1991
Fellow, The Oxford Centre for the Study of Christianity and Culture; Director, The Oxford Project on Religion and Public Policy; President Emeritus of the Salzburg Seminar; President Emeritus, Middlebury College

Steven B. Sample, Ph.D., 67	1999	President, University of Southern California

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

H. Frederick Christie, 74	21	AECOM Technology Corporation; Ducommun
Chairman of the Board		Incorporated; IHOP Corporation; Southwest
(Independent and Non-Executive)		Water Company

Mary Anne Dolan, 60	3	None

Martin Fenton, 72	18	None

William D. Jones, 52	2	Sempra Energy; Southwest Water Company

Mary Myers Kauppila, 53	6	None

William H. Kling, 65	8	Irwin Financial Corporation

Bailey Morris-Eck, 63	3	None

Kirk P. Pendleton, 68	7	None

Olin C. Robison, Ph.D., 71	3	American Shared Hospital Services

Steven B. Sample, Ph.D., 67	2	Intermec, Inc.; William Wrigley Jr. Company

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

James K. Dunton, 69	1984	Senior Vice President — Capital Research Global
President and		Investors, Capital Research and Management
Vice Chairman of the Board		Company; Director, Capital Research and Management Company

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

James K. Dunton, 69	2	None
President and
Vice Chairman of the Board

Chairman emeritus
Jon B. Lovelace, Jr., 80		Chairman Emeritus, Capital Research and Management Company

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles,
CA 90071, Attention: Secretary.

[1]Directors and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

Joyce E. Gordon, 51	2005	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

James B. Lovelace, 51	2006	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Paul F. Roye, 54	2007	Senior Vice President — Fund Business
Senior Vice President		Management Group, Capital Research and Management Company; Director, American Funds Service Company;[5] former Director of Investment Management, United States Securities and Exchange Commission

Christopher D. Buchbinder, 36	2006	Senior Vice President — Capital Research Global
Vice President		Investors, Capital Research Company;[5] Director, Capital Research Company[5]

William L. Robbins, 39	2004	Senior Vice President — Capital Research Global
Vice President		Investors, Capital Research Company;[5] Director, Capital Research Company[5]

James Terrile, 42	2007	Senior Vice President — Capital Research Global
Vice President		Investors, Capital Research Company[5]

Vincent P. Corti, 51	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 39	2006	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 32	2007	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Jeffrey P. Regal, 36	2003	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Offices of the fund and of
the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete October 31, 2007, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
>American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds     Capital Research and Management       Capital International       Capital Guardian        Capital Bank and Trust

Lit. No. MFGEAR-903-1207P

Litho in USA AGD/L/8052-S10030

Printed on recycled paper

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2006	$67,000
2007	$71,000

b) Audit-Related Fees:
2006	$5,000
2007	$5,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$6,000
2007	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2006	None
2007	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable

b) Audit-Related Fees:
2006	$739,000
2007	$897,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$9,000
2007	$2,000
The tax fees consist of consulting services relating to the registrant’s investments.

d) All Other Fees:
2006	$9,000
2007	None
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,055,000 for fiscal year 2006 and $1,195,000 for fiscal year 2007. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

October 31, 2007

Common stocks — 89.69%	Shares	Market value (000)

ENERGY — 7.02%
Apache Corp.	420,000	$43,600
BJ Services Co.	3,333,037	83,959
Chevron Corp.	2,183,304	199,794
ConocoPhillips	2,200,000	186,912
Devon Energy Corp.	2,000,000	186,800
Exxon Mobil Corp.	1,135,000	104,409
Halliburton Co.	1,200,000	47,304
Hess Corp.	2,100,000	150,381
Marathon Oil Corp.	5,353,600	316,558
Schlumberger Ltd.	880,400	85,021
Spectra Energy Corp	1,900,000	49,362
Sunoco, Inc.	500,000	36,800
		1,490,900

MATERIALS — 3.78%
Air Products and Chemicals, Inc.	1,850,000	181,023
Dow Chemical Co.	2,250,000	101,340
E.I. du Pont de Nemours and Co.	1,350,000	66,838
International Paper Co.	2,350,000	86,856
MeadWestvaco Corp.	5,000,000	168,200
Praxair, Inc.	1,400,000	119,672
Sonoco Products Co.	1,284,000	39,701
Weyerhaeuser Co.	500,000	37,955
		801,585

INDUSTRIALS — 12.86%
3M Co.	970,000	83,769
Avery Dennison Corp.	3,375,000	195,412
Boeing Co.	500,000	49,295
Cintas Corp.	2,420,000	88,572
Emerson Electric Co.	1,300,000	67,951
General Dynamics Corp.	770,000	70,039
General Electric Co.	14,250,000	586,530
Illinois Tool Works Inc.	428,000	24,507
Norfolk Southern Corp.	5,082,000	262,485
Northrop Grumman Corp.	1,000,000	83,620
Pentair, Inc.	1,950,000	69,011
Pitney Bowes Inc.	2,650,000	106,106
R.R. Donnelley & Sons Co.	6,092,500	245,467
Southwest Airlines Co.	5,930,000	84,265
Tyco International Ltd.	1,595,300	65,679
United Parcel Service, Inc., Class B	3,550,000	266,605
United Technologies Corp.	4,100,000	314,019
Waste Management, Inc.	1,800,000	65,502
		2,728,834

CONSUMER DISCRETIONARY — 10.13%
Carnival Corp., units	1,475,000	70,771
Darden Restaurants, Inc.	2,800,000	120,400
Harley-Davidson, Inc.	1,508,000	77,662
Home Depot, Inc.	750,000	23,633
Johnson Controls, Inc.	5,520,000	241,334
Leggett & Platt, Inc.	5,945,000	115,511
Lowe’s Companies, Inc.	7,731,600	207,903
Magna International Inc., Class A	1,772,700	167,981
Mattel, Inc.	3,879,200	81,036
News Corp., Class A	2,350,000	50,925
Omnicom Group Inc.	1,500,000	76,470
Ross Stores, Inc.	2,250,000	60,795
Royal Caribbean Cruises Ltd.	4,400,000	188,672
Target Corp.	2,612,000	160,272
Time Warner Inc.	6,036,900	110,234
TJX Companies, Inc.	3,850,000	111,380
VF Corp.	1,150,000	100,199
YUM! Brands, Inc.	4,580,000	184,437
		2,149,615

CONSUMER STAPLES — 6.62%
Avon Products, Inc.	641,900	26,305
Coca-Cola Co.	750,000	46,320
ConAgra Foods, Inc.	4,400,000	104,412
General Mills, Inc.	1,250,000	72,163
H.J. Heinz Co.	4,053,700	189,632
Kellogg Co.	1,585,600	83,704
Kimberly-Clark Corp.	2,410,000	170,845
PepsiCo, Inc.	3,210,000	236,641
Walgreen Co.	4,300,000	170,495
Wal-Mart Stores, Inc.	4,000,000	180,840
Wm. Wrigley Jr. Co.	2,000,000	123,340
		1,404,697

HEALTH CARE — 10.63%
Abbott Laboratories	6,300,000	344,106
Amgen Inc.[1]	2,605,000	151,377
AstraZeneca PLC (ADR)	1,295,000	63,584
Becton, Dickinson and Co.	600,000	50,076
Bristol-Myers Squibb Co.	9,182,200	275,374
Cardinal Health, Inc.	2,020,000	137,421
Covidien Ltd.	1,595,300	66,364
Eli Lilly and Co.	4,205,000	227,701
Johnson & Johnson	600,000	39,102
Medtronic, Inc.	3,707,000	175,860
Merck & Co., Inc.	4,250,000	247,605
Pfizer Inc	7,165,000	176,331
Schering-Plough Corp.	3,975,000	121,317
Wyeth	3,698,000	179,834
		2,256,052

FINANCIALS — 13.21%
Allstate Corp.	1,200,000	62,880
American International Group, Inc.	2,829,000	178,567
Aon Corp.	2,750,000	124,630
Arthur J. Gallagher & Co.	867,331	23,080
Bank of America Corp.	7,365,000	355,582
Bank of New York Mellon Corp.	6,741,050	329,300
Citigroup Inc.	9,335,000	391,137
Fannie Mae	5,558,096	317,034
First Horizon National Corp.	1,380,000	35,990
Freddie Mac	3,630,700	189,631
Huntington Bancshares Inc.	4,720,000	84,535
JPMorgan Chase & Co.	4,546,000	213,662
Lincoln National Corp.	1,322,900	82,509
Marsh & McLennan Companies, Inc.	1,100,300	28,487
Travelers Companies, Inc.	1,536,000	80,195
U.S. Bancorp	1,750,000	58,030
Unum Group	1,000,000	23,340
Wachovia Corp.	1,500,000	68,595
Washington Mutual, Inc.	4,123,000	114,949
Wells Fargo & Co.	1,200,000	40,812
		2,802,945

INFORMATION TECHNOLOGY — 12.66%
Automatic Data Processing, Inc.	750,000	37,170
Cisco Systems, Inc.[1]	3,780,000	124,967
Hewlett-Packard Co.	6,600,000	341,088
Intel Corp.	9,100,000	244,790
International Business Machines Corp.	4,510,000	523,701
KLA-Tencor Corp.	1,142,000	60,126
Linear Technology Corp.	2,745,000	90,640
Maxim Integrated Products, Inc.	900,000	24,390
Microchip Technology Inc.	7,356,625	244,019
Microsoft Corp.	13,930,000	512,763
Oracle Corp.[1]	9,600,000	212,832
Seagate Technology	1,100,000	30,624
Texas Instruments Inc.	4,100,000	133,660
Tyco Electronics Ltd.	1,595,300	56,905
Xilinx, Inc.	1,970,000	48,068
		2,685,743

TELECOMMUNICATION SERVICES — 5.14%
ALLTEL Corp.	1,000,000	71,150
AT&T Inc.	9,644,097	403,027
Embarq Corp.	5,214,250	275,938
Sprint Nextel Corp., Series 1	10,260,000	175,446
Verizon Communications Inc.	3,600,000	165,852
		1,091,413

UTILITIES — 6.35%
Ameren Corp.	3,953,680	213,736
American Electric Power Co., Inc.	1,435,000	69,181
Dominion Resources, Inc.	850,000	77,885
DTE Energy Co.	750,000	37,200
Duke Energy Corp.	3,800,000	72,846
Exelon Corp.	2,548,400	210,957
FirstEnergy Corp.	1,620,000	112,914
PPL Corp.	1,724,000	89,131
Progress Energy, Inc.	200,000	9,600
Public Service Enterprise Group Inc.	800,000	76,480
Questar Corp.	3,000,000	171,240
Southern Co.	2,700,000	98,982
Xcel Energy Inc.	4,745,000	107,000
		1,347,152

MISCELLANEOUS — 1.29%
Other common stocks in initial period of acquisition		272,992

Total common stocks (cost: $13,994,527,000)		19,031,928

	Principal amount
Short-term securities — 10.33%	(000)

Abbott Laboratories 4.71% due 11/6/2007[2]	$43,000	42,966
Bank of America Corp. 5.40%–5.45% due 11/5–12/11/2007	65,000	64,700
Caterpillar Financial Services Corp. 4.65%–4.71% due 11/5–11/21/2007	75,000	74,882
Citigroup Funding Inc. 5.28% due 11/16/2007	75,000	74,818
Coca-Cola Co. 4.63%–5.19% due 11/15/2007–1/18/2008[2]	150,000	149,415
E.I. duPont de Nemours and Co. 4.55%–4.72% due 11/13–11/29/2007[2]	125,000	124,660
Federal Farm Credit Banks 4.29%–4.70% due 11/1/2007–1/29/2008	70,200	69,741
Federal Home Loan Bank 4.38%–4.90% due 11/16/2007–3/12/2008	212,200	210,476
Freddie Mac 4.561%–4.91% due 11/26–12/21/2007	125,248	124,612
General Electric Co. 4.77%–5.26% due 11/19/2007	89,400	89,153
Harley-Davidson Funding Corp. 4.52%–4.57% due 12/11/2007–1/23/2008[2]	35,000	34,686
Hewlett-Packard Co. 4.75%–5.07% due 11/16–12/14/2007[2]	139,400	138,730
IBM Corp. 5.11%–5.13% due 11/14–11/27/2007[2]	61,500	61,331
International Lease Finance Corp. 4.73%–5.21% due 11/16/2007–1/23/2008	107,300	106,608
JPMorgan Chase & Co. 4.95%–5.06% due 12/11/2007–3/24/2008	185,900	183,398
Kimberly Clark Worldwide 4.71% due 11/5/2007[2]	20,000	19,987
NetJets Inc. 5.24% due 11/1/2007[2]	50,000	49,993
Private Export Funding Corp. 4.67%–5.22% due 11/9/2007–2/20/2008[2]	67,000	66,295
Procter & Gamble Co. 4.75%–5.00% due 12/14/2007[2]	52,200	51,880
Procter & Gamble International Funding S.C.A. 4.74%–5.22% due 11/5/2007–2/26/2008[2]	247,000	245,738
State Street Corp. 4.62% due 12/17/2007	100,000	99,397
U.S. Treasury Bill 4.00%–4.115% due 3/20–4/10/2008	60,000	59,041
Wal-Mart Stores, Inc. 4.72% due 12/11/2007[2]	50,000	49,714

Total short-term securities (cost: $2,192,087,000)		2,192,221

Total investment securities (cost: $16,186,614,000)		21,224,149
Other assets less liabilities		(3,654)

Net assets		$21,220,495

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from  registration, normally to qualified institutional buyers. The total value of all such securities was $1,035,395,000, which represented 4.88% of the net assets of the fund.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-903-1207O-S10893

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Directors of
American Mutual Fund, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of American Mutual Fund, Inc., (the “Fund”) as of October 31, 2007, and for the year then ended and have issued our report thereon dated December 5, 2007, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of October 31, 2007, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 5, 2007

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: January 8, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 8, 2008